Segment Reporting - Summary of Reconciliation of Adjusted EBITDA and Adjusted EBITDA Margin to Profit Presented in Consolidated Statement of Comprehensive Income (Parenthetical) (Details) - FTX Trading Ltd - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of operating segments [line items]
Deposits in brokers		$ 3.4
Provision for expected loss of amounts on deposit	$ 5.6